OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - CAD ($)		9 Months Ended
	May 02, 2021	Dec. 31, 2023
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)
Lease liability	$ 100,877	$ 57,644
Undiscounted value	$ 134,766
Discount rate	12.00%
Description pf lease payments	lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI